SCHEDULE OF AMOUNT DUE FROM SHAREHOLDERS (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Amount due from shareholders	$ 43,202	$ 12,296
DHC Investments Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings	36,962
Amount due from shareholders		36,962
Various [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1
Amount due from shareholders	1	1
Shareholders [Member]
IfrsStatementLineItems [Line Items]
Amount due from shareholders	$ 1	$ 36,963